Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Interest expenses on deposits
Demand	$ 111	$ 195	$ 375
Savings and club	324	518	874
Certificates of deposits	9,042	11,932	13,616
Interest Expense, Deposits, Total	$ 9,477	$ 12,645	$ 14,865